Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
CIK	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Aug. 24, 2023
Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2023
Prospectus Date	rr_ProspectusDate	Aug. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes U.S. SMID Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHUMX